TAXES ON INCOME - Schedule of Taxes on Income , Current and Deferred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 81,476	$ 202,178	$ 182,789
Deferred	10,440	(39,940)	(63,390)
Domestic taxes:
Current	(6,109)	44,659	50,414
Deferred	(3,180)	14,052	920
Domestic	(9,289)	58,711	51,334
Foreign taxes:
Current	87,585	157,519	132,375
Deferred	13,620	(53,992)	(64,310)
Foreign	101,205	103,527	68,065
Taxes on income	$ 91,916	$ 162,238	$ 119,399